Short-Term Borrowings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Short-term borrowings maturity period (less than 30 days)	30 days	30 days	30 days
Short-term borrowings	$ 105,787	$ 103,256	$ 96,781
Short-term Borrowings, Rate	2.52%	1.22%	0.19%
Short-term Debt average daily balance, Amount	$ 104,267	$ 98,922	$ 115,187
Short-term Debt average daily balance, Rate	1.65%	0.77%	0.29%
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 92,430	$ 88,684	$ 78,124
Short-term Borrowings, Rate	2.65%	1.30%	0.17%
Short-term Debt average daily balance, Amount	$ 90,348	$ 82,507	$ 99,955
Short-term Debt average daily balance, Rate	1.78%	0.90%	0.33%
Maximum month-end balance, Amount	$ 93,918	$ 91,604	$ 109,645
Commercial Paper [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 0	$ 0	$ 120
Short-term Borrowings, Rate	0.00%	0.00%	0.93%
Short-term Debt average daily balance, Amount	$ 0	$ 16	$ 256
Short-term Debt average daily balance, Rate	0.00%	0.95%	0.86%
Maximum month-end balance, Amount	$ 0	$ 78	$ 519
Other Short-term Borrowings [Member]
Short-term Debt [Line Items]
Short-term borrowings	$ 13,357	$ 14,572	$ 18,537
Short-term Borrowings, Rate	1.63%	0.72%	0.28%
Short-term Debt average daily balance, Amount	$ 13,919	$ 16,399	$ 14,976
Short-term Debt average daily balance, Rate	0.79%	0.13%	0.02%
Maximum month-end balance, Amount	$ 16,924	$ 19,439	$ 18,537